GOODWILL - Key Assumptions (Details)	12 Months Ended
Dec. 31, 2021
Discounting of cashflow for first 5 years | Oryx Gaming CGU
GOODWILL
Percent of after-tax rate for discounting of cashflow	16.00%
Percent of pre-tax rate for discounting of cashflow	19.70%
Discounting of cashflow for first 5 years | Wild Streak CGU [Member]
GOODWILL
Percent of after-tax rate for discounting of cashflow	24.00%
Percent of pre-tax rate for discounting of cashflow	30.00%
Discounting of cashflow for next 5 years
GOODWILL
Percent of after-tax rate for discounting of cashflow	3.00%